Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020		Dec. 31, 2019		Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 181,732		$ 54,830		$ 48,478
Restricted cash	35,831		58,430		15,807
Real estate:
Land	451,696		458,339		350,470
Building and improvements	3,114,726		3,043,527		2,165,016
Tenant origination and absorption cost	745,039		744,773		530,181
Construction in progress	16,167		31,794		27,697
Total real estate	4,327,628		4,278,433		3,073,364
Less: accumulated depreciation and amortization	(781,689)		(668,104)		(538,412)
Total real estate, net	3,545,939		3,610,329		2,534,952
Investments in unconsolidated entities	34		11,028		30,565
Intangible assets, net	10,651		12,780		17,099
Deferred rent receivable	92,433		73,012		55,163
Deferred leasing costs, net	48,275		49,390		29,958
Goodwill	229,948		229,948		229,948
Due from affiliates	987		837		19,685
Right of use asset	40,286		41,347		0
Other assets	37,834		33,571		31,120
Total assets	4,223,950		4,175,502		3,012,775
LIABILITIES AND EQUITY
Debt, net	2,174,352		1,969,104		1,353,531
Restricted reserves	14,115		14,064		8,201
Interest rate swap liability	58,852		24,146		6,962
Redemptions payable	6,145		96,648		0
Distributions payable	9,095		15,530		12,248
Due to affiliates	5,155		10,883		42,406
Intangible liabilities, net	28,548		31,805		23,115
Lease liability	45,486		45,020		0
Accrued expenses and other liabilities	118,257		96,389		80,616
Total liabilities	2,460,005		2,303,589		1,527,079
Commitments and contingencies
Noncontrolling interests subject to redemption	4,569		4,831		4,887
Stockholders' equity:
Common stock	230	[1]	228	[1]	174	[2]
Additional paid-in-capital	2,100,047		2,060,604		1,556,770
Cumulative distributions	(793,546)		(715,792)		(570,977)
Accumulated earnings	148,743		153,312		128,525
Accumulated other comprehensive loss	(52,322)		(21,875)		(2,409)
Total stockholders' equity	1,403,152		1,476,477		1,112,083
Noncontrolling interests	229,892		245,040		232,203
Total equity	1,633,044		1,721,517		1,344,286
Total liabilities and equity	4,223,950		4,175,502		3,012,775
Perpetual Convertible Preferred Shares
LIABILITIES AND EQUITY
Perpetual convertible preferred shares and Common stock subject to redemption	125,000		125,000		125,000
Common Stock
LIABILITIES AND EQUITY
Perpetual convertible preferred shares and Common stock subject to redemption	$ 1,332		$ 20,565		$ 11,523

[1]	See Note 9, Equity, for the number of shares outstanding of each class of common stock as of September 30, 2020.
[2]	See Note 10, Equity, for the number of shares outstanding of each class of common stock as of December 31, 2019.